Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial instrument disclosures
Summary of valuation techniques and inputs

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Discounted cash flows model

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Schedule of fair value of Financial Assets/Liabilities on the balance sheet

	Level 1		Level 2		Level 3		Total
	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	82,560	623,276	399,786	693,888	—	—	482,346	1,317,164
Other instruments issued in Chile	673	714	887,594	212,366	8,960	8,012	897,227	221,092
Instruments issued abroad	385	322	—	—	—	—	385	322

Subtotal	83,618	624,312	1,287,380	906,254	8,960	8,012	1,379,958	1,538,578
Derivative contracts for trading purposes
Forwards	—	—	163,716	506,614	—	—	163,716	506,614
Swaps	—	—	709,091	710,123	—	—	709,091	710,123
Call options	—	—	1,558	514	—	—	1,558	514
Put options	—	—	1,584	2,841	—	—	1,584	2,841
Futures	—	—	—	—	—	—	—	—

Subtotal	—	—	875,949	1,220,092	—	—	875,949	1,220,092
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	218	277	—	—	218	277
Cash flow hedge (Swaps)	—	—	63,482	27,572	—	—	63,482	27,572

Subtotal	—	—	63,700	27,849	—	—	63,700	27,849

Total	—	—	939,649	1,247,941	—	—	939,649	1,247,941

Financial assets available-for-sale(1)
From the Chilean government and Central Bank	—	229,296	59,200	127,072	—	—	59,200	356,368
Other instruments issued in Chile	—	—	238,038	1,122,648	76,005	46,265	314,043	1,168,913
Instruments issued abroad	1,173	984	—	—	54	50	1,227	1,034

Subtotal	1,173	230,280	297,238	1,249,720	76,059	46,315	374,470	1,526,315
Other assets
Mutual fund investments	25,823	78,069	—	—	—	—	25,823	78,069

Subtotal	25,823	78,069	—	—	—	—	25,823	78,069

Total	110,614	932,661	2,524,267	3,403,915	85,019	54,327	2,719,900	4,390,903

Financial liabilities
Derivative contracts for trading purposes
Forwards	—	—	136,101	575,137	—	—	136,101	575,137
Swaps	—	—	771,575	727,765	—	—	771,575	727,765
Call options	—	—	1,960	472	—	—	1,960	472
Put options	—	—	858	3,403	—	—	858	3,403
Futures	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—

Subtotal	—	—	910,494	1,306,777	—	—	910,494	1,306,777
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	10,293	5,330	—	—	10,293	5,330
Cash flow hedge (Swaps)	—	—	45,722	80,888	—	—	45,722	80,888

Subtotal	—	—	56,015	86,218	—	—	56,015	86,218

Total	—	—	966,509	1,392,995	—	—	966,509	1,392,995

(1)	As of December 31, 2017, 83% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements

	2016
	Balance as of January 1, 2016	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2016
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	18,028	28	—	8,946	(18,042)	—	—	8,960

Subtotal	18,028	28	—	8,946	(18,042)	—	—	8,960

Available-for-Sale Instruments:
Other instruments issued in Chile	96,125	(5,871)	818	19,270	(31,744)	111	(2,704)	76,005
Instruments issued abroad	—	—	—	—	—	54	—	54

Subtotal	96,125	(5,871)	818	19,270	(31,744)	165	(2,704)	76,059

Total	114,153	(5,843)	818	28,216	(49,786)	165	(2,704)	85,019

	2017
	Balance as of January 1, 2017	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Subtotal	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Available-for-Sale Instruments:
Other instruments issued in Chile	76,005	(4,186)	1,137	4,922	(28,604)	2,672	(5,681)	46,265
Instruments issued abroad	54	(4)	—	—	—	—	—	50

Subtotal	76,059	(4,190)	1,137	4,922	(28,604)	2,672	(5,681)	46,315

Total	85,019	(4,197)	1,137	12,368	(39,376)	5,057	(5,681)	54,327

(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

Schedule of transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements

Transfers from level 1 to level 2
2016
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	—

Transfers from level 2 to level 1
2016
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	15,217

Transfers from level 1 to level 2
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	4,688

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	—

Transfers from level 2 to level 1
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	3,498

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	4,373

Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible

	As of December 31, 2016		As of December 31, 2017
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	8,960	(176)	8,012	(26)

Subtotal	8,960	(176)	8,012	(26)
Financial assets available-for-sale
Other instruments issued in Chile	76,005	(1,255)	46,265	(417)
Instruments issued abroad	54	—	50	—

Subtotal	76,059	(1,255)	46,315	(417)

Total	85,019	(1,431)	54,327	(443)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position

	Book Value		Fair Value
	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,408,167	1,057,393	1,408,167	1,057,393
Transactions in the course of collection	206,972	255,968	206,972	255,968
Cash collateral on securities borrowed and reverse repurchase agreements	55,703	91,641	55,703	91,641

Subtotal	1,670,842	1,405,002	1,670,842	1,405,002

Loans and advances to banks
Domestic banks	208,354	119,998	208,354	119,998
Chilean Central Bank	700,341	350,916	700,341	350,916
Foreign banks	264,492	289,107	264,492	289,107

Subtotal	1,173,187	760,021	1,173,187	760,021

Loans to customers, net
Commercial loans	14,226,761	13,739,589	13,998,477	13,477,466
Residential mortgage loans	6,892,019	7,445,221	7,313,953	7,769,694
Consumer loans	3,724,875	3,770,882	3,728,302	3,773,005

Subtotal	24,843,655	24,955,692	25,040,732	25,020,165

Total	27,687,684	27,120,715	27,884,761	27,185,188

Liabilities
Current accounts and other demand deposits	8,321,148	8,915,706	8,321,148	8,915,706
Transactions in the course of payment	25,702	29,871	25,702	29,871
Cash collateral on securities lent and reverse repurchase agreements	216,817	195,392	216,817	195,392
Saving accounts and time deposits	10,552,901	10,067,778	10,563,751	10,073,030
Borrowings from financial institutions	1,040,026	1,195,028	1,036,091	1,188,943
Other financial obligations	186,199	137,163	186,199	137,163

Subtotal	20,342,793	20,540,938	20,349,708	20,540,105

Debt issued
Letters of credit for residential purposes	28,893	21,059	30,918	22,542
Letters of credit for general purposes	4,021	2,365	4,303	2,532
Bonds	5,431,575	5,769,334	5,594,748	5,896,424
Subordinated bonds	713,438	696,217	720,455	699,926

Subtotal	6,177,927	6,488,975	6,350,424	6,621,424

Total	26,520,720	27,029,913	26,700,132	27,161,529

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,408,167	1,057,393	—	—	—	—	1,408,167	1,057,393
Transactions in the course of collection	206,972	255,968	—	—	—	—	206,972	255,968
Receivables from repurchase agreements and security borrowing	55,703	91,641	—	—	—	—	55,703	91,641

Subtotal	1,670,842	1,405,002	—	—	—	—	1,670,842	1,405,002

Loans and advances to banks
Domestic banks	208,354	119,998	—	—	—	—	208,354	119,998
Central bank	700,341	350,916	—	—	—	—	700,341	350,916
Foreign banks	264,492	289,107	—	—	—	—	264,492	289,107

Subtotal	1,173,187	760,021	—	—	—	—	1,173,187	760,021

Loans to customers, net
Commercial loans	—	—	—	—	13,998,477	13,477,466	13,998,477	13,477,466
Residential mortgage loans	—	—	—	—	7,313,953	7,769,694	7,313,953	7,769,694
Consumer loans	—	—	—	—	3,728,302	3,773,005	3,728,302	3,773,005

Subtotal	—	—	—	—	25,040,732	25,020,165	25,040,732	25,020,165

Total	2,844,029	2,165,023	—	—	25,040,732	25,020,165	27,884,761	27,185,188

Liabilities
Current accounts and other demand deposits	8,321,148	8,915,706	—	—	—	—	8,321,148	8,915,706
Transactions in the course of payment	25,702	29,871	—	—	—	—	25,702	29,871
Payables from repurchase agreements and security lending	216,817	195,392	—	—	—	—	216,817	195,392
Savings accounts and time deposits	—	—	—	—	10,563,751	10,073,030	10,563,751	10,073,030
Borrowings from financial institutions	—	—	—	—	1,036,091	1,188,943	1,036,091	1,188,943
Other financial obligations	186,199	137,163	—	—	—	—	186,199	137,163

Subtotal	8,749,866	9,278,132	—	—	11,599,842	11,261,973	20,349,708	20,540,105

Debt Issued
Letters of credit for residential purposes	—	—	30,918	22,542	—	—	30,918	22,542
Letters of credit for general purposes	—	—	4,303	2,532	—	—	4,303	2,532
Bonds	—	—	5,594,748	5,896,424	—	—	5,594,748	5,896,424
Subordinate bonds	—	—	—	—	720,455	699,926	720,455	699,926

Subtotal	—	—	5,629,969	5,921,498	720,455	699,926	6,350,424	6,621,424

Total	8,749,866	9,278,132	5,629,969	5,921,498	12,320,297	11,961,899	26,700,132	27,161,529

Schedule of offsetting of financial assets and liabilities

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	939,649	—	939,649	(588,360)	(54,336)	296,953
Derivative financial liabilities	966,509	—	966,509	(588,360)	(164,889)	213,260

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,247,941	—	1,247,941	(600,439)	(34,212)	613,290
Derivative financial liabilities	1,392,995	—	1,392,995	(600,439)	(83,523)	709,033

Fair Value - not measured at fair value
Financial instrument disclosures
Summary of valuation techniques and inputs

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-LIBOR) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.